Loss (Earnings) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss (Earnings) Per Share

15. LOSS (EARNINGS) PER SHARE

Basic and diluted (loss) earnings per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2019	2020		2021
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss) Earnings per share-basic:
Numerator:
Allocation of net (loss) income available to ordinary shareholders	(174,443)	(105,403)	(177,942)	153,692	24,118	162,728	25,535
Denominator:
Weighted average number of ordinary shares outstanding	397,153,121	228,284,218	385,389,358	352,642,396	352,642,396	373,375,848	373,375,848
Denominator used for (loss) earnings per share	397,153,121	228,284,218	385,389,358	352,642,396	352,642,396	373,375,848	373,375,848
(Loss) Earnings per share-basic	(0.44)	(0.46)	(0.46)	0.44	0.07	0.44	0.07

(Loss) Earnings per share-diluted:
Numerator:
Allocation of net (loss) income available to ordinary shareholders	(174,443)	(105,403)	(177,942)	153,692	24,118	162,728	25,535
Reallocation of net (loss) income available to ordinary shares as a result of conversion of Class B to Class A ordinary shares	—	(177,942)	—	162,728	25,535	—	—
Reallocation of net (loss) income to Class B ordinary shares	—	—	—	—	—	(108)	(17)
Net (loss) income available to ordinary shareholders	(174,443)	(283,345)	(177,942)	316,420	49,653	162,620	25,518
Denominator:
Weighted average number of ordinary shares outstanding	397,153,121	228,284,218	385,389,358	352,642,396	352,642,396	373,375,848	373,375,848
Share-based awards	—	—	—	1,705,149	1,705,149	1,291,857	1,291,857
Conversion of Class B including potential ordinary shares to Class A ordinary share	—	385,389,358	—	374,667,705	374,667,705	—	—
Denominator used for (loss) earnings per share	397,153,121	613,673,576	385,389,358	729,015,250	729,015,250	374,667,705	374,667,705
(Loss) Earnings per share-diluted	(0.44)	(0.46)	(0.46)	0.43	0.07	0.43	0.07